Long-term debt - Line Of Credit Facilities (Details)		1 Months Ended		2 Months Ended	12 Months Ended
	Jul. 02, 2020 USD ($)	Oct. 31, 2021 USD ($)	May 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) CreditFacility	Dec. 31, 2020 USD ($) CreditFacility	Jul. 31, 2021 USD ($)	Mar. 06, 2020 USD ($)	Feb. 28, 2020 USD ($)
Debt Instrument [Line Items]
Carrying amount, gross					$ 4,345,500,000	$ 3,748,100,000
Line of Credit
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings									$ 185,000,000
Line of Credit | Maximum
Debt Instrument [Line Items]
Optional increase in borrowing capacity	$ 200,000,000
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Number of long-term credit facilities | CreditFacility					3	4
Credit facilities, maximum aggregate borrowings	$ 150,000,000				$ 600,000,000	$ 500,000,000
Credit facilities, aggregate borrowings undrawn					600,000,000	217,000,000
Carrying amount, gross					$ 0	$ 283,000,000.0			50,000,000
Increase in borrow capacity			$ 100,000,000
Extension to term			2 years
Weighted average rate of interest, including the margin						1.40%
Revolving Credit Facilities | Line of Credit | One Month LIBOR
Debt Instrument [Line Items]
LIBOR interest rate						0.20%
Revolving Credit Facilities | Line of Credit | Three Month LIBOR
Debt Instrument [Line Items]
LIBOR interest rate						0.20%
Revolving Credit Facilities | Line of Credit | Six Month LIBOR
Debt Instrument [Line Items]
LIBOR interest rate						0.30%
Revolving Credit Facilities | Line of Credit | Maximum
Debt Instrument [Line Items]
Commitment fee on undrawn amount					0.60%	0.60%
Revolving Credit Facilities | Line of Credit | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate margin						2.25%
Revolving Credit Facilities | Line of Credit | Minimum
Debt Instrument [Line Items]
Commitment fee on undrawn amount					0.50%	0.20%
Revolving Credit Facilities | Line of Credit | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate margin						0.50%
Term Loan Credit Facility | Line of Credit
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings		$ 633,088,000	$ 6,500,000		$ 4,052,103,000	$ 2,833,850,000	$ 6,500,000	$ 100,000,000	135,000,000
Credit facilities, aggregate borrowings undrawn					1,710,224,000	250,000,000
Carrying amount, gross					$ 2,341,800,000	$ 2,583,800,000			$ 135,000,000
Increase in borrow capacity			$ 79,540,000	$ 100,000,000
Extension to term			2 years
Weighted average rate of interest, including the margin					1.90%	2.30%
Term Loan Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate margin		1.40%
Term Loan Credit Facility | Line of Credit | Three Month LIBOR
Debt Instrument [Line Items]
LIBOR interest rate					0.20%	0.20%
Term Loan Credit Facility | Line of Credit | Six Month LIBOR
Debt Instrument [Line Items]
LIBOR interest rate					0.20%	0.30%
Term Loan Credit Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Interest rate margin					3.50%	4.30%
Term Loan Credit Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Interest rate margin					0.40%	0.40%